Convertible Notes (Details) - USD ($)			6 Months Ended
	Jan. 22, 2024	Jan. 19, 2024	Mar. 31, 2024	Mar. 31, 2023
Convertible Notes [Line Items]
Legal fees			$ 10,000
Prepayment of outstanding debt percentage			22.00%
Interest expense			$ 9,625
Amortization of debt discount			$ 11,030
Senior Unsecured Convertible Note [Member]
Convertible Notes [Line Items]
Maturity date			Jan. 22, 2025
Convertible note term			12 months
Discount amount			$ 40,000
Legal fees			$ 10,000
Redemption conversion price percentage			80.00%
Conversion price (in Dollars per share)			$ 0.1436
Trigger event percentage			25.00%
Convertible Debt [Member]
Convertible Notes [Line Items]
Purchase price		$ 500,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Gross proceeds from sale of note	$ 500,000
Prepayment of outstanding debt percentage			120.00%
Convertible Debt [Member] | Senior Unsecured Convertible Note [Member]
Convertible Notes [Line Items]
Principal amount		$ 550,000
Interest rate			7.00%
Maximum [Member] | Senior Unsecured Convertible Note [Member]
Convertible Notes [Line Items]
Trigger event percentage			15.00%
Minimum [Member] | Senior Unsecured Convertible Note [Member]
Convertible Notes [Line Items]
Trigger event percentage			5.00%